Share Capital Warrants Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Feb. 07, 2022	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Shares issued (in shares)	100,000	850,000
Fair value of shares issued		$ 1,200	$ 1,957	$ 921
Fair value of shares issued for services	$ 700		$ 1,957	$ 921
Warrant Term	5 years
August 11, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants		$ 42.00	$ 42.00
Warrant, Outstanding		37,500	37,500
Warrant expiration date			Aug. 11, 2022
August 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants		$ 42.00	$ 42.00
Warrant, Outstanding		11,876	11,876
Warrant expiration date			Aug. 16, 2022
August 22, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants		$ 42.00	$ 42.00
Warrant, Outstanding		25,625	25,625
Warrant expiration date			Aug. 22, 2022
April 17, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants		$ 5.60	$ 5.60
Warrant, Outstanding		111,563	111,563
Warrant expiration date			Apr. 17, 2023
March 23, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants		$ 0.60	$ 0.60
Warrant, Outstanding		31,000	31,000
Warrant expiration date			Mar. 23, 2023
July 2, 2021
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants		$ 4.00	$ 4.00
Warrant, Outstanding		2,000,000	2,000,000
Warrant expiration date			Dec. 22, 2024
August 25, 2021 A
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants		$ 6.50	$ 6.50
Warrant, Outstanding		2,595,488	2,595,488
Warrant expiration date			Aug. 25, 2024
August 25, 2021 B
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants		$ 7.50	$ 7.50
Warrant, Outstanding		2,595,488	2,595,488
Warrant expiration date			Aug. 25, 2024
September 8, 2021
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants		$ 9.50	$ 9.50
Warrant, Outstanding		11,299,999	11,299,999
Warrant expiration date			Sep. 08, 2026
October 1, 2021
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants		$ 6.00	$ 6.00
Warrant, Outstanding		850,000	850,000
Warrant expiration date			Oct. 01, 2024
February 7, 2022 A
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)	100,000
Warrant Term			5 years
Exercise Price of Warrants	$ 4.00	$ 4.00	$ 4.00
Warrant, Outstanding	100,000	100,000	100,000
Warrant expiration date			Feb. 07, 2027
February 7 2022 B
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)	100,000
Warrant Term			5 years
Exercise Price of Warrants	$ 5.00	$ 5.00	$ 5.00
Warrant, Outstanding	100,000	100,000	100,000
Warrant expiration date			Feb. 07, 2027
February 7 2022 C
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)	100,000
Warrant Term			5 years
Exercise Price of Warrants	$ 6.00	$ 6.00	$ 6.00
Warrant, Outstanding	100,000	100,000	100,000
Warrant expiration date			Feb. 07, 2027
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding		19,858,539	19,858,539